Note 04 - Management Report - Corporate Divisions - Corporate Bank (Detail) - Corporate Bank [Member]		12 Months Ended
		Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Net revenues [Abstract]
Global Transaction Banking		€ 3,698,000,000	€ 3,810,000,000	€ 3,908,000,000
Commercial Banking		1,447,000,000	1,433,000,000	1,370,000,000
Total net revenues		5,145,000,000	5,244,000,000	5,278,000,000
Provision for credit losses		366,000,000	284,000,000	142,000,000
Noninterest expenses [Abstract]
Compensation and benefits		1,064,000,000	1,073,000,000	1,063,000,000
General and administrative expenses		3,126,000,000	3,165,000,000	2,787,000,000
Impairment of goodwill and other intangible assets		0	492,000,000	0
Restructuring activities		28,000,000	137,000,000	32,000,000
Total noninterest expenses		4,218,000,000	4,867,000,000	3,882,000,000
Noncontrolling interests		0	0	0
Profit (loss) beore tax		561,000,000	92,000,000	1,254,000,000
Total assets	[1]	237,497,000,000	228,663,000,000	216,163,000,000
Loans (gross of allowances for loan losses)		€ 114,491,000,000	€ 119,263,000,000	€ 113,927,000,000
Employees (full-time equivalent)		7,368	7,712	7,653

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.